Investment in Affiliates	12 Months Ended
Dec. 31, 2019
Investment in Affiliates.
Investment in Affiliates

7. Investment in Affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Kunshan Jingzhao	7,903	8,069	1,159
Wanjia Win-Win	91,012	93,907	13,489
Wuhu Hongxing	9,324	9,648	1,386
Others	12,361	9,516	1,367
Funds that the Group serves as general partner	1,254,510	1,151,121	165,348
-Gopher Transform Private Fund	144,402	142,739	20,503
-Real estate funds and real estate funds of funds	189,175	50,321	7,228
-Private equity funds of funds	909,964	946,242	135,919
-Others	10,969	11,819	1,698
Total investment in affiliates	1,375,110	1,272,261	182,749

In May 2011, Tianjin Gopher injected RMB4.0 million into Kunshan Jingzhao Equity Investment Management Co., Ltd (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest. Kunshan Jingzhao principally engages in real estate fund management business.

In February 2013, Gopher Asset Management injected RMB21.0 million into Wanjia Win-Win Assets Management Co., Ltd (“Wanjia Win-Win”), a newly setup joint venture, for 35% of the equity interest. Wanjia Win-Win principally engages in wealth management plan management business. In December 2017, the share owned by Gopher Asset Management had been diluted to 28%.

In April 2016, Shanghai Gopher Asset Management injected RMB9.8 million into Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd (“Wuhu Hongxing”), a newly setup joint venture, for 50% of equity interest. Wuhu Hongixng principally engages in equity investment, asset management and investment consulting related to commercial properties.

In the fourth quarter of 2016, Gopher Asset Management injected RMB150 million into Gopher Transformation Private Fund, accounted for 48% of total actual distribution volume. The fund principally invested in a limited partnership to invest one real-estate company. Although managed by Gopher Asset Management, the fund are not consolidated by the Group based on the facts that substantive kick-out rights exist which are exercisable by a simple-majority of non-related limited partners of the fund to dissolve (liquidate) the fund or remove the Group as the general partner of the fund without cause.

Gopher Asset Management and its subsidiaries invested in private equity funds of funds, real estate funds and real estate funds of funds, and other fixed income funds of funds that the Group serves as general partner or fund manager. Gopher Asset Management held less than 10% equity interests in these funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Group can exercise significant influence on these investees in the capacity of general partner or fund manager.

The Group recorded income from equity in affiliates of RMB92,136, RMB14,469 and RMB115,809 for the years ended December 31, 2017, 2018 and 2019, respectively.

Summarized financial information

The following table shows summarized financial information relating to the statements of financial condition for the Group’s equity method investments assuming 100% ownership as of December 31, 2018 and 2019:

	As of December 31
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Balance sheet data:
Current assets	3,292,029	3,727,537	535,427
Non-current assets	33,836,936	32,074,801	4,607,257
Current liabilities	327,025	990,696	142,305
Non-current liabilities	1,658,657	1,668,928	239,727

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2017, 2018 and 2019:

	Years Ended December 31,
	(Amount in Thousands)
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Operating data:
Revenue	237,589	707,501	2,177,056	312,714
Income (Loss) from operations	(1,609,708)	131,969	470,278	67,551
Net Realized and Unrealized Gain from investments	1,846,396	319,127	632,934	90,915
Net income	247,865	537,705	1,109,261	159,335